Acquisitions and Divestitures (Assets Acquired and Liability Assumed - Alcon Cable) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 28, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 04, 2012 Alcan Cable North America [Member]
Business Acquisition [Line Items]
Cash					$ 0
Accounts receivable					74.7	[1],[2]
Inventories					70.7	[2]
Property, plant and equipment					72.7
Intangible assets	49.4	52.1	67.1		5.9
Goodwill	27.2	184.6	187.6	171.4	3.5	[2]
Other current and noncurrent assets					2.2
Total assets					229.7
Current liabilities					57.1	[2]
Other liabilities					1.3
Total liabilities					58.4
Adjustments to goodwill and other working capital					$ 4.3

[1]	Accounts receivable is gross contractual value. As of the acquisition date, the fair value of accounts receivable approximated carrying value.
[2]	Final purchase price accounting includes immaterial adjustments to Goodwill and other working capital accounts of approximately $4.3 million.